Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation
Equity-Based Compensation
As of March 31, 2014, NRF has various stock‑based employee compensation plans as described below. NRF’s employees are compensated through NRFLP and the Company records equity‑based compensation expense in its consolidated statement of operations.
Omnibus Stock Incentive Plan
In September 2004, the board of directors of NRF adopted the NorthStar Realty Finance Corp. 2004 Omnibus Stock Incentive Plan and such plan, as amended and restated, was further adopted by the board of directors of NRF on April 17, 2013 and approved by its stockholders on May 29, 2013 (the “Stock Incentive Plan”). The Stock Incentive Plan provides for the issuance of stock-based incentive awards, including incentive stock options, non-qualified stock options, stock appreciation rights, shares of common stock of NRF, in the form of restricted shares and other equity-based awards such as LTIP Units or any combination of the foregoing. LTIP Unit holders are entitled to dividends on the entire grant beginning on the date of grant. The eligible participants in the Stock Incentive Plan include directors, officers, employees, consultants and advisors of NRF.
An aggregate of 14,472,917 shares of common stock of NRF are currently reserved pursuant to the Stock Incentive Plan, subject to equitable adjustment upon the occurrence of certain corporate events. 10,159,855 LTIP Units (net of forfeitures) have been issued, of which 3,540,465 LTIP Units remain subject to vesting.
The following table presents the status of all LTIP Unit grants as of March 31, 2014 and December 31, 2013 (units in thousands):

	March 31, 2014		December 31, 2013
	LTIP Unit Grants(2)	Weighted Average Grant Price	LTIP Unit Grants	Weighted Average Grant Price
Beginning balance(1)	9,218	$7.15	6,228	$6.66
Granted(3)	2,086	15.51	4,333	8.10
Converted to common stock	(1,111)	8.81	(1,341)	7.90
Forfeited	(2)	9.11	(2)	5.38
Ending Balance/Weighted Average	10,191	$8.68	9,218	$7.15
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(1)	Reflects the balance as of January 1, 2014 and 2013 for the periods ended March 31, 2014 and December 31, 2013, respectively.

(2)	Includes 698,142 LTIP Units issued in connection with the NorthStar Realty Finance Corp. 2004 Long-Term Incentive Bonus Plan of which 667,509 LTIP Units have been converted.

(3)	Represents deferred LTIP Units granted in connection with the Stock Incentive Plan (refer to below).

NRF recognized equity-based compensation expense related to these awards of $7.2 million and $5.3 million for the three months ended March 31, 2014 and 2013, respectively. As of March 31, 2014, the related equity-based compensation expense to be recognized over the remaining vesting period through April 2017 is $38.5 million, provided there are no forfeitures.
Incentive Compensation Plan
The compensation committee of the board of directors (the “Committee”) of NRF approved the material terms of the NorthStar Realty Finance Corp. Executive Incentive Bonus Plan for NRF’s executive officers and other employees (the “Plan”). Pursuant to the Plan, a potential incentive compensation pool is expected to be established each calendar year. The size of the incentive pool will be calculated as the sum of: (a) 1.75% of NRF’s “adjusted equity capital” for the year; and (b) 25% of NRF’s adjusted funds from operations, as adjusted, above a 9% return hurdle on adjusted equity capital. Payout from the incentive pool is subject to achievement of additional performance goals summarized below.
The incentive pool is expected to be divided into the following three separate incentive compensation components: (a) an annual cash bonus, tied to annual performance of NRF and paid prior to or shortly after completion of the year-end audit (“Annual Bonus”); (b) a deferred cash bonus, determined based on the same year’s performance, but paid 50% following the close of each of the first and second years after such incentive pool is determined, subject to the participant’s continued employment through each payment date (“Deferred Cash Bonus”); and (c) a long-term incentive in the form of restricted stock units (“RSUs”) and/or LTIP Units. RSUs are subject to NRF achieving cumulative performance hurdles and/or target stock prices established by the Committee for a three- or four-year period, subject to the participant’s continued employment through the payment date. Upon the conclusion of the applicable performance period, each executive officer of NRF will receive a payout, if any, equal to the value of one share of NRF common stock at the time of such payout, including the dividends paid with respect to a share of NRF common stock following the first year of the applicable performance period, for each RSU actually earned (the “Long-Term Amount Value”). The Long-Term Amount Value, if any, will be paid in the form of shares of NRF common stock or LTIP Units to the extent available under NRF’s equity compensation plans or, if all or a portion of such shares or LTIP Units are not available, in cash (the “Long Term Amount Payout”).
The Committee evaluates the Plan on an annual basis and considers alternatives to the foregoing as the Committee deems appropriate and in the best interests of NRF. Performance goals for each component will be set by the Committee at the beginning of each subsequent calendar year for each new cycle. The goals will generally be divided into ranges of performance, each of which will correspond to a payout level equal to a percentage of a participant’s pool allocation for such component.
In connection with the 2010 Plan, NRF issued 2,209,999 RSUs to executive officers which vested subject to NRF achieving cumulative performance hurdles and/or target stock prices for the three-year period ended December 31, 2012. NRF determined in the fourth quarter of 2011 the performance hurdle was reached entitling the recipients to 100% of the RSUs granted. In achievement of the performance hurdles, NRFLP issued 2,209,999 LTIP Units to executive officers in February 2013.
In connection with the 2011 Plan, NRF issued 1,525,797 RSUs to executive officers which vest subject to NRF achieving target stock prices for the four-year period ending December 31, 2014. The fair value of the grant is being amortized into equity-based compensation expense over the performance period. For the three months ended March 31, 2014 and 2013, the Company recognized compensation expense of $0.4 million for both periods. Upon conclusion of the applicable performance period, each NRF executive officer will receive the Long Term Amount Payout (if earned). At the same time, NRFLP granted 1,525,797 LTIP Units to executive officers which vest to the recipient at a rate of four annual installments ending January 29, 2015 and which may not be sold prior to January 1, 2015. NRFLP also granted 606,258 LTIP Units (net of forfeitures) to certain non-executive employees, which vest quarterly over three years beginning April 2012.
In connection with the 2012 Plan, NRF issued 1,409,682 RSUs to executive officers, subject to NRF achieving target stock prices for the four-year period ending December 31, 2015. NRF does not yet know whether it is probable that such measure will be achieved and that such RSUs will be earned. The fair value of the grant is being amortized into equity-based compensation expense over the performance period. For the three months ended March 31, 2014 and 2013, the Company recognized compensation expense of $0.7 million and $0.4 million, respectively. Upon conclusion of the applicable performance period, each executive officer will receive the Long Term Amount Payout (if earned). At the same time, NRFLP granted 1,409,682 LTIP Units to executive officers which vest to the recipient at a rate of four annual installments ending January 29, 2016 and which may not be sold prior to December 31, 2015. NRFLP also granted 581,607 LTIP Units (net of forfeitures) to certain non-executive employees, which vest quarterly over three years beginning April 2013.
In February 2014, in connection with the 2013 Plan, NRF issued 1,000,744 RSUs to executive officers, subject to NRF achieving target stock prices for the four-year period ending December 31, 2016. NRF does not yet know whether it is probable that such measure will be achieved and that such RSUs will be earned. The fair value of the grant is being amortized into equity-based compensation expense over the performance period. For the three months ended March 31, 2014, NRF recognized compensation expense of $0.4 million. Upon conclusion of the applicable performance period, each executive officer will receive the Long Term Amount Payout (if earned). At the same time, NRF granted 1,000,744 deferred LTIP Units to executive officers which vest annually at a rate of four annual installments ending January 29, 2017 and 523,157 deferred LTIP Units which vest on December 31, 2015. In addition, NRF granted 556,767 of deferred LTIP Units (net of forfeitures) to certain non-executive employees, which vest quarterly over three years beginning April 2014. Deferred LTIP Units are equity awards representing the right to receive either LTIP Units in NRFLP or its successor or, if such LTIP Units are not available, upon settlement of the award, shares of common stock of NRF.
Healthcare Strategic Joint Venture
In connection with entering into the Healthcare Strategic Partnership, NRF granted Mr. Flaherty 1,000,000 RSUs, which vest on January 22, 2019, unless certain conditions are met. The RSUs are entitled to dividends and may be settled either in shares of common stock of the Company or in cash at the option of the Company. The Company recognized equity-based compensation expense related to these awards of $0.9 million for the three months ended March 31, 2014. In addition, Mr. Flaherty is entitled to incremental grants of stock subject to certain conditions being met.

Equity-Based Compensation
As of December 31, 2013, NRF has various stock‑based employee compensation plans as described below. NRF’s employees are compensated through NRFLP and the Company records equity‑based compensation expense in its consolidated statement of operations.
Omnibus Stock Incentive Plan
In September 2004, the board of directors of NRF adopted the NorthStar Realty Finance Corp. 2004 Omnibus Stock Incentive Plan and such plan, as amended and restated, was further adopted by the board of directors of NRF on April 17, 2013 and approved by its stockholders on May 29, 2013 (the “Stock Incentive Plan”). The Stock Incentive Plan provides for the issuance of stock-based incentive awards, including incentive stock options, non-qualified stock options, stock appreciation rights, shares of common stock of NRF, in the form of restricted shares and other equity-based awards such as LTIP Units or any combination of the foregoing. LTIP Unit holders are entitled to dividends on the entire grant beginning on the date of grant. The eligible participants in the Stock Incentive Plan include directors, officers, employees, consultants and advisors of NRF.
An aggregate of 15,584,200 shares of common stock of NRF are currently reserved pursuant to the Stock Incentive Plan, subject to equitable adjustment upon the occurrence of certain corporate events. 9,186,885 LTIP Units (net of forteitures) have been issued, of which 2,627,312 LTIP Units remain subject to vesting.
The following table presents the status of all LTIP Unit grants as of December 31, 2013 and 2012 (units in thousands):

	December 31, 2013		December 31, 2012
	LTIP Unit Grants (2)	Weighted Average Grant Price	LTIP Unit Grants	Weighted Average Grant Price
Beginning balance (1)	6,228	$6.66	4,208	$7.53
Granted	4,333	8.10	2,306	5.59
Converted to common stock	(1,341)	7.90	(277)	11.09
Forfeited	(2)	5.38	(9)	5.38
Ending Balance/Weighted Average	9,218	$7.15	6,228	$6.66
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(1)	Reflects the balance as of January 1, 2013 and 2012 for the periods ended December 31, 2013 and 2012, respectively.

(2)	Includes 698,142 LTIP Units issued in connection with the NorthStar Realty Finance Corp. 2004 Long-Term Incentive Bonus Plan, of which 667,509 LTIP Units have been converted.
The Company recognized equity-based compensation expense related to these awards of $12.9 million, $5.8 million and $6.0 million for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, the related equity-based compensation expense to be recognized over the remaining vesting period through April 2017 is $13.4 million, provided there are no forfeitures.
Incentive Compensation Plan
The compensation committee of the board of directors (the “Committee”) of NRF approved the material terms of the NorthStar Realty Finance Corp. Executive Incentive Bonus Plan for NRF’s executive officers and other employees (the “Plan”). Pursuant to the Plan, a potential incentive compensation pool is expected to be established each calendar year. The size of the incentive pool will be calculated as the sum of: (a) 1.75% of NRF’s “adjusted equity capital” for the year; and (b) 25% of NRF’s adjusted funds from operations, as adjusted, above a 9% return hurdle on adjusted equity capital. Payout from the incentive pool is subject to achievement of additional performance goals summarized below.
The incentive pool is expected to be divided into the following three separate incentive compensation components: (a) an annual cash bonus, tied to annual performance of NRF and paid prior to or shortly after completion of the year-end audit (“Annual Bonus”); (b) a deferred cash bonus, determined based on the same year’s performance, but paid 50% following the close of each of the first and second years after such incentive pool is determined, subject to the participant’s continued employment through each payment date (“Deferred Cash Bonus”); and (c) a long-term incentive in the form of restricted stock units (“RSUs”) and/or LTIP Units. RSUs are subject to NRF achieving cumulative performance hurdles and/or target stock prices established by the Committee for a three- or four-year period, subject to the participant’s continued employment through the payment date. Upon the conclusion of the applicable performance period, each executive officer of NRF will receive a payout, if any, equal to the value of one share of NRF common stock at the time of such payout, including the dividends paid with respect to a share of NRF common stock following the first year of the applicable performance period, for each RSU actually earned (the “Long-Term Amount Value”). The Long-Term Amount Value, if any, will be paid in the form of shares of NRF common stock or LTIP Units to the extent available under NRF’s equity compensation plans or, if all or a portion of such shares or LTIP Units are not available, in cash (the “Long Term Amount Payout”).
The Committee evaluates the Plan on an annual basis and considers alternatives to the foregoing as the Committee deems appropriate and in the best interests of NRF. Performance goals for each component will be set by the Committee at the beginning of each subsequent calendar year for each new cycle. The goals will generally be divided into ranges of performance, each of which will correspond to a payout level equal to a percentage of a participant’s pool allocation for such component.
In connection with the 2009 Plan, NRF issued 3,147,454 RSUs to executive officers which vested subject to NRF achieving cumulative performance hurdles and/or target stock prices for the three-year period ended December 31, 2011. NRF determined in 2011 that the performance hurdle was reached which entitled the recipients to 100% of the RSUs granted. NRF did not have a sufficient amount of common stock or LTIP Units available, and as a result, 2,609,074 RSUs were settled in cash in February 2012. 538,380 RSUs were not settled until December 2012, subject to continued employment of certain executive officers through such date, and were settled in cash for $1.4 million. The Company recognized compensation expense of $1.4 million and $13.9 million for the years ended December 31, 2012 and 2011, respectively.
In connection with the 2010 Plan, NRF issued 2,209,999 RSUs to executive officers which vested subject to NRF achieving cumulative performance hurdles and/or target stock prices for the three-year period ended December 31, 2012. NRF determined in the fourth quarter of 2011 the performance hurdle was reached entitling the recipients to 100% of the RSUs granted, and accordingly recorded a cumulative catch up adjustment of $3.6 million to compensation expense based on the NRF stock price at the grant date. For the years ended December 31, 2012 and 2011, the Company recognized equity-based compensation expense of $5.7 million and $5.6 million, respectively. The award was fully amortized by December 31, 2012. In achievement of the performance hurdles, NRFLP issued 2,209,999 LTIP Units to executive officers in February 2013.
In connection with the 2011 Plan, NRF issued 1,525,797 RSUs to executive officers which vest subject to NRF achieving target stock prices for the four-year period ending December 31, 2014. The fair value of the grant is being amortized into equity-based compensation expense over the performance period. For the years ended December 31, 2013 and 2012, the Company recognized compensation expense of $1.4 million and $1.3 million, respectively. Upon conclusion of the applicable performance period, each NRF executive officer will receive the Long Term Amount Payout (if earned). At the same time, NRFLP granted 1,525,797 LTIP Units to executive officers which vest to the recipient at a rate of four annual installments ending January 29, 2015 and which may not be sold prior to January 1, 2015. NRFLP also granted 606,257 LTIP Units (net of forfeitures) to certain non-executive employees, which vest quarterly over three years beginning April 2012.
In connection with the 2012 Plan, NRF issued 1,409,682 RSUs to executive officers, subject to NRF achieving target stock prices for the four-year period ending December 31, 2015. NRF does not yet know whether it is probable that such measure will be achieved and that such RSUs will be earned. The fair value of the grant is being amortized into equity-based compensation expense over the performance period. For the year ended December 31, 2013, the Company recognized compensation expense of $2.7 million. Upon conclusion of the applicable performance period, each executive officer will receive the Long Term Amount Payout (if earned). At the same time, NRFLP granted 1,409,682 LTIP Units to executive officers which vest to the recipient at a rate of four annual installments ending January 29, 2016 and which may not be sold prior to December 31, 2015. NRFLP also granted 581,607 LTIP Units (net of forfeitures) to certain non-executive employees, which vest quarterly over three years beginning April 2013.
In February 2014, in connection with the 2013 Plan, NRF issued 1,000,744 RSUs to executive officers. The RSUs are subject to NRF achieving target stock prices established by the Committee for the four-year period ending December 31, 2016. Upon conclusion of the applicable performance period, each NRF executive officer will receive the Long Term Amount Payout (if earned). At the same time, NRF granted an additional 1,000,744 deferred LTIP Units to executive officers which vest annually at a rate of four annual installments ending January 29, 2017 and 523,157 deferred LTIP Units which vest on December 31, 2015. In addition, NRF granted 556,344 of deferred LTIP Units (net of forfeitures) to certain non-executive employees, which vest quarterly over three years beginning April 2014. Deferred LTIP Units are equity awards representing the right to receive either LTIP Units in NRFLP or its successor or, if such LTIP Units are not available, upon settlement of the award, shares of common stock of NRF.